September 2, 2015

VIA EDGAR TRANSMISSION

Division of Investment Management
U.S. Securities and Exchange Commission
100 “F” Street, N.E.
Washington, D.C.  20549

Re:	Advisors Series Trust CIK: 0001027596 Accession Number: 0000894189-15-004607

Dear Sir or Madam:

This is a request to disregard the Certificate of No Change in Definitive Materials (497J) filed under Advisors Series Trust, CIK Number 0001027596; Accession Number: 0000894189-15-004607 from the U.S. Securities Exchange Commission EDGAR website.

On August 31, 2015, the filing mentioned above was filed under the incorrect CIK Number.  The CIK Number for Advisors Series Trust was included on the filing by mistake.  A correct filing was made on September 2, 2015 for Hotchkis & Wiley Funds, CIK Number: 0001145022; Accession Number: 0000894189-15-004635.

Please disregard the first filing made on August 31, 2015.  If you have any questions, concerning the foregoing, please contact the undersigned at (414) 765-5366.

Sincerely,

/s/ Edward L. Paz
Vice President & Counsel
U.S. Bancorp Fund Services, LLC